Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Account")

Supplement to:

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated July 28, 2016

1. The Board of Directors of Calvert Variable Products, Inc. (the "Board") has approved a resolution to reorganize the Calvert VP SRI Large Cap Core Portfolio into the Calvert VP S&P 500 Index Portfolio (the "Reorganization"). Each Portfolio is a series of Calvert Variable Products, Inc.

The Board has recommended approval of the Reorganization by shareholders of the Calvert VP SRI Large Cap Core Portfolio. If the Reorganization is approved by the shareholders of the Calvert VP Large Cap Core Portfolio, it will be merged into the Calvert VP S&P 500 Index Portfolio on or about September 23, 2016. If your variable life insurance Policy remains allocated to the Subaccount corresponding to Calvert VP SRI Large Cap Core Portfolio at the time the Reorganization is consummated, those Subaccount units will be replaced by units in the Subaccount corresponding to the Calvert VP S&P 500 Index Portfolio, and thereafter the value of your Policy will depend on the performance of the Subaccount corresponding to the Calvert VP S&P 500 Index Portfolio rather than the Subaccount corresponding to the Calvert VP SRI Large Cap Core Portfolio. The number of Calvert VP S&P 500 Index Subaccount units you receive will depend on the value of your Calvert VP SRI Large Cap Core Subaccount units at the time the Reorganization takes place.

If the Reorganization is approved, your prospectus is revised by deleting all mention of the Calvert VP SRI Large Cap Core Portfolio at the time of the Reorganization.

2. The Board of Directors of Calvert Variable Products, Inc. (the "Board") has approved a resolution to reorganize the Calvert VP Natural Resources Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio (the "Reorganization"). Each Portfolio is a series of Calvert Variable Products, Inc.

The Board has recommended approval of the Reorganization by shareholders of the Calvert VP Natural Resources Portfolio. If the Reorganization is approved by the shareholders of the Calvert VP Natural Resources Portfolio, it will be merged into the Calvert VP Russell 2000 Small Cap Index Portfolio on or about September 23, 2016. If your variable life insurance Policy remains allocated to the Subaccount corresponding to Calvert VP Natural Resources Portfolio at the time the Reorganization is consummated, those Subaccount units will be replaced by units in the Subaccount corresponding to the Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, and thereafter the value of your Policy will depend on the performance of the Subaccount corresponding to the Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, rather than the Subaccount corresponding to the Calvert VP Natural Resources Portfolio. The number of Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Subaccount units you receive will depend on the value of your Calvert VP Natural Resources Subaccount units at the time the Reorganization takes place.

If the Reorganization is approved, your prospectus is revised by deleting all mention of the Calvert VP Natural Resources Portfolio at the time of the Reorganization.

PF 700 7-16

3. Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Universal Institutional Funds, Inc., Emerging Markets Equity Portfolio, Class I. Accordingly, effective June 30, 2016, the Investment Options chart in your prospectus is revised as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

Please see the Portfolio prospectuses, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 700 7-16